S-K 1603(a)(7) Direct and Indirect Material Interest Holders	May 11, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Patriot Financial Advisors, L.P.